Stock-based Compensation - Key Assumptions Utilized in Determining Fair Value of Awards Granted (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Time-Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		39.50%	42.00%
Expected volatility, maximum		39.50%	42.00%
Risk-free interest rate, minimum		2.17%	1.59%
Risk-free interest rate, maximum		2.17%	1.59%
Expected dividend yield		0.00%	0.00%
Time-Based Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		6 years 3 months	6 years 3 months
Time-Based Options [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		6 years 3 months	6 years 3 months
Performance-Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum
Expected volatility, maximum
Risk-free interest rate, minimum
Risk-free interest rate, maximum
Performance-Based Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)
Performance-Based Options [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)